Other Liabilities - Long-Term Table (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
VPP deferred revenue	$ 9	$ 63
Unrecognized tax benefits(b)	0	53
Other	116	103
Total other long-term liabilities	$ 125	$ 219